Bonds and securities at amortized cost (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on	[1]	R$ 4,633,477	R$ 3,022,039	R$ 2,065,120
Transferred to Stage 1	[1]	(12,246)	(50,518)
Transferred to Stage 2	[1]	(109,077)	(154,101)
Transferred to Stage 3	[1]	(474,161)	(30,374)
Transferred from Stage 1	[1]	42,073	39,578
Transferred from Stage 2	[1]	486,407	31,746
Transferred from Stage 3	[1]	67,004	163,669
Assets originated or purchased/Assets settled/Reversal	[1]		956,919
New assets originated or purchased/Assets settled or paid	[1]	1,611,438
Stage 1
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on		299,342	178,207	91,223
Transferred to Stage 1		0	0
Transferred to Stage 2		(42,073)	(39,578)
Transferred to Stage 3		0	0
Transferred from Stage 1		0	0
Transferred from Stage 2		12,246	1,372
Transferred from Stage 3		0	49,146
Assets originated or purchased/Assets settled/Reversal			76,044
New assets originated or purchased/Assets settled or paid		150,962
Stage 2
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on		692,338	789,021	505,955
Transferred to Stage 1		(12,246)	(1,372)
Transferred to Stage 2		0	0
Transferred to Stage 3		(474,161)	(30,374)
Transferred from Stage 1		42,073	39,578
Transferred from Stage 2		0	0
Transferred from Stage 3		67,004	114,523
Assets originated or purchased/Assets settled/Reversal			160,711
New assets originated or purchased/Assets settled or paid		280,647
Stage 3
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on		3,641,797	2,054,811	R$ 1,467,942
Transferred to Stage 1		0	(49,146)
Transferred to Stage 2		(67,004)	(114,523)
Transferred to Stage 3		0	0
Transferred from Stage 1		0	0
Transferred from Stage 2		474,161	30,374
Transferred from Stage 3		0	0
Assets originated or purchased/Assets settled/Reversal			R$ 720,164
New assets originated or purchased/Assets settled or paid		R$ 1,179,829

[1]	The expected loss expense is recorded as 'Expected Loss on Other Financial Assets' in the Consolidated Statement of Income